Accounts Payable and Accrued Liabilities (Details) - USD ($)	Nov. 30, 2020	Aug. 31, 2020	Aug. 31, 2019
Accounts Payable And Accrued Liabilities[Line Items]
Accounts payable and accrued liabilities	$ 83,095	$ 86,920	$ 136,411
Accounts Payable
Accounts Payable And Accrued Liabilities[Line Items]
Trades payable	12,659	45,080	31,463
Sales tax payable		0	63,616
Accrued Liabilities
Accounts Payable And Accrued Liabilities[Line Items]
Trades payable	68,651	38,006	41,332
Corporate tax payable	$ 1,785	$ 3,834	$ 0